ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2014


                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENTS - 113%

Convertible Preferred Stock - 18%
United States - 18%


Affiliated Managers Group,Inc.               48,410     3,005,051
   5.150% Due 10-15-37
Bunge Limited 4.875%			     20,150     2,187,534
Chesapeake Energy 5.750% (144A) (b)           1,200     1,333,200
Emmis Communications Corporation 6.250%      22,100       328,848
Energy XXI Ltd. 5.625%                        7,570     1,472,838
Iridium Communications 6.750%                 1,900       648,850
KeyCorporation 7.750% (d)                    12,000     1,574,250
Stanley Black & Decker, Inc. 4.750% (d)      24,790     3,264,533

Total Convertible Preferred Stock (cost $12,014,706)   13,815,104

Mandatory Convertible Preferred Stock- 1%
United States- 1%

Thompson Creek Metals Company, Inc.
   1.625% Due 05-15-2015                     82,050     1,079,368

Total Mandatory Convertible Preferred Stock
(cost $1,155,034)                                      1,079,368


Convertible Bonds - 68%

Argentina - 0%
MercadoLibre, Inc. (144A)
    2.250% Due 07-01-19 (b)                  80,000        86,812

Canada - 1%
B2Gold Corporation (144A)
   3.250% Due 10-01-18 (b)                  735,000       700,602

China - 0%
China Medical Technologies, Inc.(144A)    1,100,000         6,875
   6.250% Due 12-15-16(a)(b)(c)
Qihoo 360 Technology Co. Ltd. (144A)
   1.750% Due 08-15-21 (b)                  190,000       166,725
ShengdaTech, Inc.(144A)                   1,430,000        14,300
   6.500% Due 12-15-15(a)(b)(c)

Total China                                               187,900


Germany-4%
Siemens AG (Reg S)                        3,000,000     3,343,125
  1.650% Due 08-16-19 (e)


Greece- 2%
Aegean Marine Petroleum Network             350,000       340,375
  4.000% Due 11-01-18
DryShips, Inc. 5.000% Due 12-01-14          480,000       475,800

Total Greece                                              816,175


Indonesia - 0%
APP Finance VI Mauritius                  12,903,000       96,773
   0.000% Due 11-18-12(a)(c)

Norway- 1%
Golden Ocean Group Limited (Reg S)           800,000      687,000
  3.070% Due 01-30-19 (e)

Switzerland- 3%
Glencore International (Reg S)
5.000% Due 12-31-14 (e)                    1,900,000    2,065,965

United States - 57%
Acorda Therapeutics, Inc.                    130,000      134,511
   1.750% Due 06-15-21
Aegerion Pharmaceuticals (144A)              670,000      701,825
   2.00% Due 08-15-19 (b)
Affymetrix, Inc.                             220,000      335,082
   4.000% Due 07-01-19
Alaska Communications Systems Group, Inc.  2,430,000    1,968,300
   (144A) 6.250% Due 05-01-18 (b)(d)
Amyris, Inc. (144A)                          730,000      730,000
   6.500% Due 05-15-19 (b)
Annaly Mortgage Management, Inc.           1,200,000    1,231,500
   4.000% Due 02-15-15 (d)
AOL, Inc. (144A)                             420,000      434,700
   0.750% Due 09-01-19 (b)
Ashland, Inc.  		                   2,250,000    2,036,250
   6.500% Due 06-30-29
Bristow Group, Inc.                        1,455,000    1,564,125
   3.0000% Due 06-15-38
Callaway Golf Company                        710,000      796,088
   3.750% Due 08-15-19
Carriage Services (144A)                     450,000      468,844
   2.750% Due 03-15-21 (b)
Chart Industries, Inc. 2.000%                895,000    1,039,878
   Due 08-01-18
Colony Financial, Inc.                     1,400,000    1,381,625
   3.875% Due 01-15-21
Cowen Group, Inc. (144A)                     380,000      376,200
   2.750% Due 03-15-19 (b)
DealerTrack Technologies, Inc.               805,000    1,045,494
   1.500% Due 03-15-17
Electronic Arts, Inc                         410,000      505,325
   0.750% Due 07-15-16
Electronics for Imaging (144A)               570,000      578,550
   0.750%  Due 09-01-19 (b)
Endeavor International Corporation         2,500,000      187,500
   5.500% Due 07-15-16
EnerNOC. Inc. (144A)                       1,120,000    1,049,664
   2.250%  Due 08-15-19 (b)
EnPro Industries, Inc.                        37,000       68,259
   3.937% Due 10-15-15 (d)
EZCORP, Inc. (144A)                          290,000      257,194
   2.215% Due 06-15-19 (b)
Grubb & Ellis Company(144A)                  810,000        2,025
   7.950% Due 05-01-15 (a)(b)(c)
Intel Corporation (144A)                   1,465,000    2,454,608
   3.250% Due 08-01-39(b)(d)
Invesco Mortgage Capital                     880,000      851,400
   5.000% Due 03-15-18
Johnson & Johnson                          1,900,000    2,786,445
   0.000% Due 07-28-20(c)(d)
Laboratory Corporation of America Holdings 1,540,000    2,099,174
   0.000% Due 09-11-21 (c)(d)
Level 3 Communications, Inc.               1,000,000    1,711,300
   7.000% Due 03-15-15
Liberty Interactive Corporation (144A)     1,660,000    1,708,763
   1.000% Due 09-30-43 (b)
Liberty Media (144A)                       2,800,000    2,751,140
   1.375% Due 10-15-23 (b)(d)
Macquarie Infrastructure Company, LLC        130,000      144,307
   2.875% Due 07-15-19
Medicines Company                            795,000      846,198
   1.375% Due 06-01-17
Molycorp, Inc.                             1,000,000      355,000
   6.000% Due 09-01-17
Molycorp, Inc.                               920,000      322,000
   5.500% Due 02-01-18
Rayonier Inc.                              1,670,000    2,250,325
   4.500% Due 08-15-15
Solazyme, Inc. (144A)                        180,000      208,350
   6.000% Due 02-01-18 (b)
Solazyme, Inc.                               670,000      596,300
   5.000% Due 10-01-19
Stillwater Mining Company                    965,000    1,226,153
   1.750% Due 10-15-32 (d)
Supernus Pharmaceuticals (144A)              315,000      576,450
   7.500% Due 05-01-19 (b)
The KEYW Holding Corporation               1,700,000    1,700,000
   2.500% Due 07-15-19
TiVo, Inc. (144A)                            910,000    1,158,021
   4.000% Due 03-15-16(b)(d)
Toll Brothers, Inc.                          280,000      282,296
   0.500% Due 09-15-32
UTI Worldwide (144A)                         570,000      605,397
   4.500% Due 03-01-19 (b)
WellPoint, Inc. (144A)                     1,100,000    1,823,305
   2.750% Due 10-15-42(b)(d)
Xilinx,Inc.                                  600,000      888,780
   2.625% Due 06-15-17(d)
Zaza Energy Corporation (144A)             1,100,000      907,000
   9.000% Due 08-01-17(b)

        Total United States                            45,146,148

Total Convertible Bonds (cost $53,767,800)             53,130,500


CORPORATE BONDS - 5%
Cayman Islands- 0%
Emerald Plantation Holdings                   167,164     133,313
    6.000% Due 01-15-20

Israel-2%
Jazz Technologies, Inc.                     1,400,000   1,428,000
    8.000% Due 06-30-15

United States - 3%
MIG,LLC Senior Secured Notes                5,158,766   2,166,682
   9.000% Cash, 10.00% PIK Due 12-31-16

Total Corporate Bonds(cost $6,063,944)                  3,727,995

COMMON STOCK - 9%
Bahamas - 2%
Vedanta Resources                             162,493   1,315,706

Cayman Islands-0%
Emerald Plantation Holdings (c)               180,362      31,563

China -1%
Excel Maritime Holding Company, LLC            45,043     810,774

United States - 6%
Cumulus Media, Inc(c)                        200,000      806,000
Direxion Daily Gold Miners Bull 3X (c)        19,000      434,720
Durect Corporation (c)                        17,886       26,292
Emmis Communication (c)                      318,000      670,980
Omnicom Group (c) (d)                          5,517      379,901
Radio One, Inc.(Class D) (c)                 234,530      745,805
School Specialty, Inc. (c)                     6,777      826,794
Thompson Creek Metals Company, Inc.          292,290      643,038

      Total United States                               4,533,530

      Total Common Stock (cost $7,037,493)              6,691,574


WARRANTS - 9%
United States -9%

American International Group
   expire 1-19-21 (c)                        40,000       952,160
General Motors Corporation-
   Class C expire 12-31-15 (c)               85,200        74,124
General Motors Corporation-
   Class B expire 07-10-19 (c)               94,410     1,365,206
JP Morgan Chase & Company,
   expire 10-28-18 (c)                       54,728     1,100,580
Kinder Morgan Energy Partners,
   expire 05-25-17(c)                     1,000,000     3,640,000
MIG, LLC, expire 02-25-15(c)                  1,076             0

      Total Warrants(cost $5,577,352)                   7,132,070

Call Options-2%
United States-2%
Direxion Daily Small Cap Bear 3X
   (1-17-15 $15 Call) (c)                     1,200       352,200
Energy XXI Ltd. (01-15-16 $15 Call)(c)          390        56,550
Sirius XM Radio, Inc.                        13,000     1,300,000
    (01-17-15 $2.50 Call)(c)

      Total Call Options (cost $2,263,203)              1,708,750

Other Assets-2%
United States-2%
PMI Group escrow                            480,000             0
School Specialty, Inc. term loan          1,435,500     1,435,500
   9.500% Due 06-11-19
Sino Forest Corpotation escrow            1,180,000             0

     Total Other Assets ($1,415,367)                    1,435,500

TOTAL INVESTMENTS (cost $89,294,899)                   88,720,861


(a) This security is in default or deferral and interest is not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of September 30, 2014.

See notes to financial statements.

                                                       (concluded)



FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board ("FASB") Accounting
Standards Codification ("ASC") Topic 820,Fair Value Measurements
("Topic 820"),defines fair value,establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments as of September 30, 2014:

                            Level1      Level2      Level3      Total
Convertible Preferred
   Stock                $5,487,633  $8,327,471          $0  $13,815,104
Mandatory Convertible
   Preferred Stock               0   1,079,368           0    1,079,368
Convertible Bonds                0  53,109,325      21,175   53,130,500
Corporate Bonds                  0   3,727,995           0    3,727,995
Common Stock             4,533,531     842,337   1,315,706    6,691,574
Warrants                 7,132,070           0           0    7,132,070
Calls                    1,708,750           0           0    1,708,750
Term Loan                        0           0   1,435,500    1,435,500
Escrow                           0           0           0            0


Total Investments       $18,861,984 $67,086,496 $2,772,381  $88,720,861


The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                 Convertible  Corporate
                                    Bonds       Bonds       Warrants
Balance as of December 31, 2013    $28,325    $1,135,742    $      0
Realized gain                            0     1,176,165           0
Net change in appreciation          22,822      (953,874)          0
   (depreciation)
Purchases                                0             0           0
Sales/return of capital            (29,972)   (1,358,033)          0
Transfers into Level 3                   0             0           0
Transfers out of Level 3                 0             0           0

Balance as of September 30, 2014   $21,175     $       0    $     0


                                    Common         Term
                                     Stock         Loans      Escrow
Balance as of December 31, 2013 $1,256,396    $1,392,254           0
Realized gain                            0             0           0
Net change in appreciation          59,310        50,496      98,783
   (depreciation)
Purchases                                0             0     198,867
Sales/return of capital                  0        (7,250)   (297,650)
Transfers into Level 3                   0             0           0
Transfers out of Level 3                 0             0           0

Balance as of September 30, 2014    $1,315,706    $ 1,435,500     $0


The amount of total gains or losses for the year included in net assets attributable to the change in unrealized gains or losses related to Level 3 investments still held at the reporting date



Convertible     Warrants    Common      Term
Bonds                        Stock      Loan
$22,822           $0       $59,310   $ 50,496


The Fund's policy is to recognize transfers between Levels at the end of the reporting period.For the period ended September 30, 2014, there were no transfers between Levels 1, 2 or 3.

FASB Accounting Standards Update("ASU") 2011-04 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: the valuation process used by the reporting entity and quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of September 30, 2014. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.


		  Fair Value at   Valuation     Unobservable  Amount/
Description       End of Year     Technique     Inputs        Range

Assets:
Convertible Bonds      $21,175    Broker quote
Common Stock        $1,315,706    Discount to   Liquidity       50%
                                  comparable    Discount
                                  securities
Term Loan          $1,435,500     Broker quote



The significant unobservable input used in the fair value measurement of the Fund's Level 3 common stock is a discount for lack of liquidity.
A significant and reasonable increase or decrease in the liquidity discount would result in a significant decrease or increase in the fair value measurement.

The valuation of the Funds' investments is in accordance with policies and procedures adopted by and under the supervision of the Board of Directors.

Common Stock, certain convertible preferred securities and certain derivatives that are traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the mean between the bid and ask prices. Common Stock, certian convertible preferred securities and certain derivatives traded over the counter are vlaued at the average of the highest current independent bid and lowest current independent offer reported upon the close of trading on that day.

Convertible bond securities, corporate bond securities, certain convertible preferred securities and certian derivatives are valued at the mid-point of independent bid and offer quotes received from dealers or brokers who make markets in such securities.

Securities for which market quoations are not available are valued at the fair value as determined in good faith by the Investment Advisor with the oversight of the Board of Directors pursuant to Board of Director's approval procedures. In such cases, fair value is derived based on all relevent facts and circumstances including, among other things, fixed income and option pricing models and conversion value.